DEFINED BENEFIT PENSION PLANS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plans cost					$ 8.9
Defined benefit plan amortization gain or losses					0.0
Net period benefit cost	$ 2.7	$ 2.0	$ 5.3	$ 7.2	(6.9)	$ (4.0)	$ (5.0)
Selling, general and administrative expenses
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net period benefit cost					6.0	4.9	5.8
Other (income) expense net
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net period benefit cost					(12.9)	(8.9)	(10.8)
Retirement Savings Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plans cost					$ 1.5	$ 1.8	$ 1.6